Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 30,848	$ 462,274	$ 35,614
Prepaid expenses	123,177	265,282
Deferred offering costs			469,160
Total current assets	154,025	727,556	504,774
Prepaid expenses, non-current	0	14,384
Cash and securities held in Trust Account	277,658,548	276,115,444
Total Assets	277,812,573	276,857,384	504,774
Current Liabilities:
Accrued offering costs and expenses	3,685,554	3,153,755	330,300
Due to related party	108,986	18,986
Promissory note — related party			150,000
Income taxes payable	316,701	0
Working capital loan - related party	250,000	150,000
Total current liabilities	4,361,241	3,322,741	480,300
Warrant liability	335,745	5,044,441
Deferred underwriting discount	9,660,000	9,660,000
Total liabilities	14,356,986	18,027,182	480,300
Commitments
Common Stock subject to possible redemption	277,191,397	276,000,000
Stockholders' Deficit:
Preferred stock
Common stock	690	690	690
Additional paid-in capital	0	0	24,310
Accumulated deficit	(13,736,500)	(17,170,488)	(526)
Total Stockholders' Deficit	(13,735,810)	(17,169,798)	24,474
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 277,812,573	$ 276,857,384	$ 504,774